Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Amortization Rate (Details)	12 Months Ended
Dec. 31, 2017
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Basis For The Presentation Of The Consolidated Financial Statements

In terms of its consolidation, in accordance with the criteria established by IFRS, the BBVA Group is made up of four types of entities: subsidiaries, joint ventures, associates and structured entities, defined as follows:

1) Subsidiaries

Subsidiaries are entities controlled by the Group (for definition of the criterion for control, see Glossary).The financial statements of the subsidiaries are fully consolidated with those of the Bank. The share of non-controlling interests from subsidiaries in the Group’s consolidated total equity is presented under the heading “Non-controlling interests” in the consolidated balance sheet. Their share in the profit or loss for the period or year is presented under the heading “Attributable to minority interest” in the accompanying consolidated income statement (see Note 31).

Note 3 includes information related to the main subsidiaries in the Group as of December 31, 2017. Appendix I includes other significant information on these entities.

2) Joint ventures

Joint ventures are those entities over which there is a joint arrangement to joint control with third parties other than the Group (for definitions of joint arrangement, joint control and joint venture, refer to Glossary).

The investments in joint ventures are accounted for using the equity method (see Note 16). Appendix II shows the main figures for joint ventures accounted for using the equity method.

3) Associates

Associates are entities in which the Group is able to exercise significant influence (for definition of significant influence, see Glossary). Significant influence is deemed to exist when the Group owns 20% or more of the voting rights of an investee directly or indirectly, unless it can be clearly demonstrated that this is not the case.

However, certain entities in which the Group owns 20% or more of the voting rights are not included as Group associates, since the Group does not have the ability to exercise significant influence over these entities. Investments in these entities, which do not represent material amounts for the Group, are classified as “Available-for-sale financial assets”.

In contrast, some investments in entities in which the Group holds less than 20% of the voting rights are accounted for as Group associates, as the Group is considered to have the ability to exercise significant influence over these entities. As of December 31, 2017, 2016 and 2015, these entities are not significant in the Group.

Appendix II shows the most significant information related to the associates (see Note 16), which are accounted for using the equity method.

4) Structured Entities

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when the voting rights relate to administrative matters only and the relevant activities are directed by means of contractual arrangements (see Glossary).

In those cases where the Group sets up entities or has a holding in such entities, in order to allow its customers access to certain investments, to transfer risks or for other purposes, in accordance with internal criteria and procedures and with applicable regulations, the Group determines whether control over the entity in question actually exists and therefore whether it should be subject to consolidation.

Such methods and procedures determine whether there is control by the Group, considering how the decisions are made about the relevant activities, assesses whether the Group has all power over the relevant elements, exposure, or rights, to variable returns from involvement with the investee and the ability to use power over the investee to affect the amount of the investor’s returns.

5) Structured entities subject to consolidation

To determine if a structured entity is controlled by the Group, and therefore should be consolidated into the Group, the existing contractual rights (different from the voting rights) are analyzed. For this reason, an analysis of the structure and purpose of each investee is performed and, among others, the following factors will be considered:

  Evidence of the current ability to manage the relevant activities of the investee according to the specific business needs (including any decisions that may arise only in particular circumstances).
  Potential existence of a special relationship with the investee.
  Implicit or explicit Group commitments to support the investee.
  The ability to use the Group´s power over the investee to affect the amount of the Group’s returns.

There are cases where the Group has a high exposure to variable returns and retains decision-making power over the investee, either directly or through an agent.

The main structured entities of the Group are the asset securitization funds, to which the BBVA Group transfers loans and receivables portfolios, and other vehicles, which allow the Group’s customers to gain access to certain investments or to allow for the transfer of risks or for other purposes (for additional information, see Appendices I and V). The BBVA Group maintains the decision-making power over the relevant activities of these vehicles and financial support through securitized market standard contracts. The most common ones are: investment positions in equity note tranches, funding through subordinated debt, credit enhancements through derivative instruments or liquidity lines, management rights of defaulted securitized assets, “clean-up” call derivatives, and asset repurchase clauses by the grantor.

For these reasons, the loans and receivable portfolios related to the vast majority of the securitizations carried out by the Bank or Group subsidiaries are not derecognized in the books of said entity and the issuances of the related debt securities are registered as liabilities within the Group’s consolidated balance sheet.

6) Non-consolidated structured entities

The Group owns other vehicles also for the purpose of allowing customers access to certain investments, to transfer risks, and for other purposes, but without the Group having control of the vehicles, which are not consolidated in accordance with “IFRS 10 - Consolidated Financial Statements”. The balance of assets and liabilities of these vehicles is not material in relation to the Group’s Consolidated Financial Statements.

As of December 31, 2017, there was no material financial support from the Bank or its subsidiaries to unconsolidated structured entities.

The Group does not consolidate any of the mutual funds it manages since the necessary control conditions are not met (see definition of control in the Glossary). Particularly, the BBVA Group does not act as arranger but as agent since it operates the mutual funds on behalf and for the benefit of investors or parties (arranger or arrangers) and, for this reason it does not control the mutual funds when exercising its authority for decision making.

The mutual funds managed by the Group are not considered structured entities (generally, retail funds without corporate identity over which investors have participations which gives them ownership of said managed equity). These funds are not dependent on a capital structure that could prevent them from carry out activities without additional financial support, being in any case insufficient as far as the activities themselves are concerned. Additionally, the risk of the investment is absorbed by the fund participants, and the Group is only exposed when it becomes a participant, and as such, there is no other risk for the Group.

In all cases, the operating results of equity method investees acquired by the BBVA Group in a particular period only include the period from the date of acquisition to the financial statements date. Similarly, the results of entities disposed of during any only include year the period from the start of the year to the date of disposal.

The consolidated financial statements of subsidiaries, associates and joint ventures used in the preparation of the Consolidated Financial Statements of the Group have the same date of presentation as the Consolidated Financial Statements. If financial statements at those same dates are not available, the most recent will be used, as long as these are not older than three months, and adjusted to take into account the most significant transactions. As of December 31, 2017, except for the case of the consolidated financial statements of a subsidiary and five associates and joint-ventures deemed non-significant for which financial statements as of November 30, 2017 were used, the December 31, 2017 financial statements for of all Group entities were utilized.

BBVA banking subsidiaries, associates and joint venture worldwide, are subject to supervision and regulation from a variety of regulatory bodies in relation to, among other aspects, the satisfaction of minimum capital requirements. The obligation to satisfy such capital requirements may affect the ability of such entities to transfer funds in the form of cash dividends, loans or advances. In addition, under the laws of the various jurisdictions where such entities are incorporated, dividends may only be paid out through funds legally available for such purpose. Even when the minimum capital requirements are met and funds are legally available, the relevant regulators or other public administrations could discourage or delay the transfer of funds to the Group in the form of cash, dividends, loans or advances for prudential reasons.

Effective Dates Of Revaluation Property Plant And Equipment	The BBVA Group’s criteria for determining the recoverable amount of these assets, in particular buildings for own use, is based on independent appraisals that are no more than 3-5 years old at most, unless there are indications of impairment.
Objective evidence of impairment on equity instruments classified as available for sale	In general, the Group considers that there is objective evidence of impairment on equity instruments classified as available-for-sale when significant unrealized losses have existed over a sustained period of time due to a price reduction of at least 40% or over a period of more than 18 months, different thresholds may exist for certain equity instruments or specific sectors.